Investments in Debt, Equity Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Equity method investment percentage in KDDI corporation	12.76%
Available-for-sale securities in unrealized loss positions		¥ 56
Proceeds from sales of available-for-sale securities	24,440	34,587	16,705
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in unrealized loss positions		56
Proceeds from sales of available-for-sale securities	(3)
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in unrealized loss positions	¥ 1	¥ 0